Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities		$ 254	$ 326
YPL [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from dividend from equity method investments			1,800
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares		70.00%
3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement		$ 4	4
3 Times Square Associates LLC [Member] | Contingent Liability For Gurantees [member] | Thomson Reuters And Rudin [member]
Disclosure of transactions between related parties [Line Items]
Notional amount		385
3 Times Square Associates LLC [Member] | In Kind Contribution [member]
Disclosure of transactions between related parties [Line Items]
Increase in investments		18
3 Times Square Associates LLC [Member] | Capital Contribution [member]
Disclosure of transactions between related parties [Line Items]
Investments in associates accounted for using equity method		$ 10	$ 10
Lease agreement [member] | 3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Lease extended term month and year	2036-05
Total commitment	$ 46